Lease Liabilities - Summary of Break Down Lease Liabilities Arising from Financing Activities Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Beginning balance	€ 407,687	€ 508,153
Interest expense	8,982	10,615	€ 11,522
Repayment of lease liabilities (including interest expense)	(123,570)	(265,352)
Reclassifications to liabilities held for sale	(827)	(136)
Ending balance	438,052	407,687	€ 508,153
Non-current provisions	44,555	39,956		€ 34,227
Current provisions	14,093	8,325		€ 10,596
Lease liabilities [member]
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	9,351	10,285
Repayment of lease liabilities (including interest expense)	(109,962)	(100,984)
IFRS 16 lease amendment: lease renegotiation	(12,416)	(24,931)
Additions due to new leases and store renewals	150,648	54,303
Decrease of lease liabilities due to store closures	(16,485)	(14,084)
Reclassifications to liabilities held for sale		(83)
Disposition	(11,508)
Translation differences	20,737	(24,972)
Non-current provisions	331,409	314,845
Current provisions	€ 106,643	€ 92,842